SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2023 (remaining six months)	$ 1,243,236
2023		$ 2,572,637
2024	2,123,821	1,995,148
2025	1,852,357	1,688,859
2026	1,638,131	1,504,408
2027	1,181,403	1,177,509
Thereafter	3,983,177	2,934,184
Lease liability due	12,022,125	11,872,747
Less: Imputed interest	(1,669,842)	(1,602,391)
Present value of operating lease liabilities	$ 10,352,284	$ 10,270,356	$ 2,998,551
Greens Natural Foods, Inc. [Member]
2022			1,706,695
2023			1,557,868
2024			1,227,570
2025			1,005,515
2026			908,237
Thereafter			2,000,317
Lease liability due			8,406,202
Present value of operating lease liabilities			$ 1,830,802